CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBENTURES
Schedule of fair value of the convertible debentures

	2022	2020
Year ended December 31, 2025	Debentures	Debentures	Total
Fair value, start of period	$4,870,701	$25,408,605	$30,279,306
Conversion of 2020 Debentures	—	(24,123,607)	(24,123,607)
Change in fair value in the period included in profit and loss	575,341	(1,284,998)	(709,657)
Change in fair value in the period included in OCI	(15,183)	—	(15,183)
Fair value, end of period	$5,430,859	$—	$5,430,859

	2022	2020
Year ended December 31, 2024	Debentures	Debentures	Total
Fair value, start of period	$5,884,208	$31,564,033	$37,448,241
Change in fair value in the period included in profit and loss	(948,228)	(6,155,428)	(7,103,656)
Change in fair value in the period included in OCI	(65,279)	—	(65,279)
Fair value, end of period	$4,870,701	$25,408,605	$30,279,306

Summary of assumptions used to estimate the fair value of the convertible debentures

	2022 Debentures		2020 Debentures[1]
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Expected stock price volatility	60.00%	44.00%	—	—
Expected life (years)	1.9	2.9	—	—
Risk free interest rate	2.46%	2.68%	—	—
Expected dividend yield	0.00%	0.00%	—	—
Credit spread	23.12%	23.05%	—	—
Underlying share price of the Company	$12.49	$10.36	$8.67	$10.36
Conversion price	$17.32	$17.32	$3.52	$3.52
Exchange rate ($:US$)	1.3711	1.4388	1.3797	1.4388